Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

11. Taxes

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2022	Dec 31, 2021
Deferred tax assets:
Non-capital losses	200,781	477,903
Derivative contracts	—	74,043
Other	39	2,879
Stock based compensation	—	8,651
Asset retirement obligations	5,818	83,461
Capital assets	(81,105)	(268,615)
Unrealized foreign exchange	—	(3,329)
Deferred tax assets	125,533	374,993
Deferred tax liabilities:
Derivative contracts	58,941	—
Asset retirement obligations	100,670	104,258
Capital assets	734,146	322,641
Stock based compensation	(5,805)	—
Other	(16,322)	(10,518)
Unrealized foreign exchange	(4,282)	—
Non-capital losses	(390,008)	(87,542)
Deferred tax liabilities	477,340	328,839

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Earnings before income taxes	2,051,099	1,381,893
Canadian corporate tax rate	24.60%	24.61%
Expected tax expense	504,570	340,084
Increase (decrease) in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (1)	13,729	27,281
Foreign tax rate differentials (2) (3)	101,701	43,301
Equity based compensation expense	(11,610)	6,794
Amended returns and changes to estimated tax pools and tax positions	(5,691)	(14,391)
Statutory rate changes and the estimated reversal rates on temporary differences (3)	14,274	5,862
Derecognition (recognition) of deferred tax assets	(118,304)	(190,423)
Windfall taxes (3)	222,859	—
Other non-deductible items	16,509	14,689
Provision for income taxes	738,037	233,197
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2022 and 2021, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2022 were: 25.8% in France, 50.0% in the Netherlands, 31.3% in Germany, 25.0% in Ireland, and 21.0% in the United States (2021: 27.4% in France, 50.0% in the Netherlands, 31.4% in Germany, 25.0% in Ireland, and 21.0% in the United States).
(3)	On December 28, 2019, the French Parliament approved the Finance Bill for 2020. The Finance Bill for 2020 provides for a progressive decrease of the French corporate income tax rate for companies with sales below €250 million from 32.0% to 25.8% by 2022. On December 21, 2021, the Dutch Senate approved the 2022 Tax Plan that included an increase to the Dutch corporate tax rate from 25.0% in 2021 to 25.8% in 2022. Due to the tax regime applicable to natural gas producers in the Netherlands, the increase to the corporate tax rate is not expected to have a material impact to Vermilion taxes in the Netherlands. On September 30, 2022 the Council of the European Union agreed, by way of regulation, to the implementation of a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax is referred to as a temporary solidarity contribution and is calculated on the amount by which the taxable profits for the elected years exceeds the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation requires Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution is considered a tax pursuant to IAS 12 “Income Taxes”. The related legislation became substantively enacted during the fourth quarter of 2022 resulting in a full year of windfall taxes being recognized during the fourth quarter.

The following table summarizes the manner of implementation of the temporary solidarity contribution by the Member States in which Vermilion operates:

Jurisdiction	2023	2022
France	N/A	33.0%
Netherlands (1)	N/A	33.0%
Germany	33.0%	33.0%
Ireland (2)	N/A	N/A
(1)	For 2023 and 2024, Netherlands has implemented a windfall royalty. This royalty applies if annual realized pricing (net of hedges) exceeds €0.50/Nm3. This royalty is assessed annually at a rate of 65% on realized pricing (net of hedges) less €0.50/Nm3 and payments on this royalty are deductible in calculating current income taxes.
(2)	As at December 31, 2022, Ireland has not legislated a windfall tax rate. A rate of 75% was announced in November 2022.

At December 31, 2022, Vermilion had $2.4 billion (2021 - $2.7 billion) of unused tax losses of which $1.4 billion (2021 - $1.4 billion) relates to Vermilion's Canada segment and expire between 2025 and 2042. The majority of the remaining unused tax losses relate to Vermilion's Ireland segment and do not expire.

At December 31, 2022, Vermilion recognized $118.3 million (2021 - recognized $190.4 million) of deferred income tax assets primarily relating to the aforementioned non-expiring tax loss in Ireland that are expected to be utilized due to an increase in forecasted commodity prices.

The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2022 is approximately $0.7 billion (2021 – approximately $0.4 billion).